GOODWILL AND PURCHASED INTANGIBLE ASSETS, NET - Schedule of Estimated Amortization of Finite-Lived Intangible Assets (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Estimated remaining amortization finite-lived assets, 2013	$ 1,960
Estimated remaining amortization finite-lived assets, 2014	1,480
Estimated remaining amortization finite-lived assets, 2015	1,480
Estimated remaining amortization finite-lived assets, 2016	1,480
Estimated remaining amortization finite-lived assets, 2017	1,480
Estimated remaining amortization finite-lived assets, 2017 and Thereafter	7,153
Net	$ 15,033